Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Statement [Abstract]
Revenue	$ 141,841	$ 116,085	$ 88,315
Cost of revenue	41,809	36,821	28,673
Gross profit	100,032	79,264	59,642
Operating expenses
Research and development	17,663	14,461	12,844
Sales and marketing	65,187	51,224	46,971
General and administrative	19,756	15,806	11,187
Restructuring		1,203
Total operating expenses	102,606	82,694	71,002
Loss from operations	(2,574)	(3,430)	(11,360)
Other income (expense)
Interest income	74	62	86
Interest expense	(690)	(703)	(542)
Foreign exchange income (expense)	811	4,508	(5,055)
Total other income (expense), net	195	3,867	(5,511)
(Loss) income before income taxes	(2,379)	437	(16,871)
Provision for income taxes	865	152	19
Net (loss) income	(3,244)	285	(16,890)
Reconciliation of net (loss) income to net (loss) income applicable to ordinary shareholders:
Net (loss) income	(3,244)	285	(16,890)
Net (loss) income applicable to participating securities		80
Net (loss) income applicable to ordinary shareholders-basic	(3,244)	205	(16,890)
Net (loss) income	(3,244)	285	(16,890)
Net (loss) income applicable to participating securities		75
Net (loss) income applicable to ordinary shareholders-diluted	$ (3,244)	$ 210	$ (16,890)
Net (loss) income per share applicable to ordinary shareholders: (Note 2)
Basic	$ (0.08)	$ 0.01	$ (0.53)
Diluted	$ (0.08)	$ 0.01	$ (0.53)
Weighted-average number of ordinary shares used in computing net (loss) income per share applicable to ordinary shareholders:
Basic	40,826	32,354	31,719
Diluted	40,826	36,075	31,719